Income Taxes - Statutory Federal Tax Rate to our Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%	21.00%
Non-taxable REIT income (dividends paid deduction)	(4.60%)	0.10%	(20.30%)
Other differences in taxable income (loss) from GAAP	(4.70%)	(14.40%)	(3.00%)
State and local taxes	0.00%	0.00%	0.00%
Change in valuation allowance on DTAs	(11.10%)	(6.90%)	2.30%
Effective tax rate	0.60%	(0.20%)	0.00%